NOTE 13 - Share based compensation: Schedule of Assumptions used to estimate the fair value of options for all issuances (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Assumptions used to estimate the fair value of options for all issuances

The following assumptions were used to estimate the fair value of the options during 2024 for all issuances using the Black-Scholes model:

Expected volatility	50%
Expected dividend yield	0%
Risk-free rates	4.43%